Right of Use Assets - Reconciliation Of Changes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right of Use Assets
Beginning of financial year	€ (287)	€ (464)
Amortisation charge	30
Ending of financial year	(973)	(287)	€ (464)
Cost
Right of Use Assets
Beginning of financial year	(2,145)	(1,572)	(1,572)
Acquisition of businesses	1,033
Exchange differences	(44)
Movement during the year		573
Ending of financial year	(3,134)	(2,145)	(1,572)
Accumulated depreciation
Right of Use Assets
Beginning of financial year	1,858	1,108	832
Exchange differences	(31)
Amortisation charge	334	750	276
Ending of financial year	€ 2,161	1,858	1,108
Leasehold equipment
Right of Use Assets
Initial term of lease	13 months
Beginning of financial year	€ (83)
Ending of financial year		(83)
Leasehold equipment | Cost
Right of Use Assets
Beginning of financial year	(464)
Movement during the year		464
Ending of financial year	(464)	(464)
Leasehold equipment | Accumulated depreciation
Right of Use Assets
Beginning of financial year	381
Amortisation charge	83	381
Ending of financial year	464	381
Warehouse facilities
Right of Use Assets
Ending of financial year	(385)
Warehouse facilities | Cost
Right of Use Assets
Acquisition of businesses	421
Exchange differences	(12)
Ending of financial year	(409)
Warehouse facilities | Accumulated depreciation
Right of Use Assets
Exchange differences	(6)
Amortisation charge	30
Ending of financial year	24
Office space
Right of Use Assets
Beginning of financial year	(204)	(464)
Ending of financial year	(588)	(204)	(464)
Office space | Cost
Right of Use Assets
Beginning of financial year	(1,681)	(1,572)	(1,572)
Acquisition of businesses	612
Exchange differences	(32)
Movement during the year		109
Ending of financial year	(2,261)	(1,681)	(1,572)
Office space | Accumulated depreciation
Right of Use Assets
Beginning of financial year	1,477	1,108	832
Exchange differences	(25)
Amortisation charge	221	369	276
Ending of financial year	€ 1,673	€ 1,477	€ 1,108